COMMITMENTS AND CONTINGENCIES	12 Months Ended
Nov. 30, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES

Commitments

On January 1, 2024, the Company entered into a consulting agreement with the CEO of the Company. Pursuant to the agreement, the CEO is eligible to receive a one-time cash payment of $25,000 upon completion of an initial public offering, and an initial grant of 1,000,000 stock options upon establishment of an incentive stock option plan.

On June 1, 2024 the Company began leasing office space on a month-to-month basis from an unrelated third party under an operating lease agreement. The monthly payments approximate $7,500 (CAD$10,500) and ancillary expenses. During the year ended November 30, 2025, rent expense under this agreement totaled $86,892 (November 30, 2024 — $27,589).

On November 3, 2025, the Company entered into an operating lease agreement from an unrelated third party for the office space in Vancouver for 2 years (Note 9). The monthly payments approximate $69,450 and ancillary expenses. During the year ended November 30, 2025, rent expense under this agreement totaled $3,662 (November 30, 2024 — $Nil).

11.	COMMITMENTS AND CONTINGENCIES (continued)

On September 29, 2025, the Company also entered into an amended and restated securities purchase agreement (“PIPE Agreement”) with PubCo and a private investor, regarding a potential issuance by PubCo, of 29,700 shares of Series A Cumulative Convertible Preferred Stock for $29,700,000 (“PIPE Issuance”), upon the completion of the “de-SPAC” transaction as contemplated by the Amended BCA. The PIPE Issuance would accrue dividends at 12% annually (if paid in kind), or 10% annually (if paid in cash). At the option of holder, the PIPE Issuance is convertible to common stock of PubCo at a conversion price of $11.88, representing a conversion ratio of 1-to-84.18. Pursuant to the PIPE Agreement, concurrently to the PIPE Issuance, PubCo is also to issue to the investor 2,500,000 warrants with an exercise price of $12.00 per share.

On October 15, 2025, the Company entered into a consulting agreement (the “126 Agreement”) with the CFO of the Company. Pursuant to the 126 Agreement, the Company will use commercially reasonable efforts to cause the resulting issuer to issue 90,000 stock options to the CFO upon completion of listing on the Nasdaq Stock Exchange.

Contingencies

The Company could potentially become involved in various lawsuits, actions and claims, from time to time, arising in the ordinary course of business, although management is not aware of any such lawsuits, actions or claims at the date of this report. In management’s opinion, should any such items occur, the ultimate outcome will not have a material adverse effect on the financial position or results of operations of the Company.